UNITED STATES
            SECURITIES AND EXCHANGE COMMISSION
                  Washington, D.C.  20549

                        FORM 13F

                  FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2000

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Colony Capital Management, Inc.
Address: 3060 Peachtree Road NW
         Suite 1550
         Atlanta, GA  30305

13F File Number:  801-24747

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     T. Marion Slaton
Title:    Principal
Phone:    404-365-5050
Signature, Place, and Date of Signing:

    T. Marion Slaton     Atlanta, Georgia       August 16, 2000


Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                       FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:       96

Form 13F Information Table Value Total:       $335,189



List of Other Included Managers:

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
A T & T Corp                   COM              001957109      574    18160 SH       SOLE                             18160
ADC Telecommunications Inc     COM              000886101    10097   120385 SH       SOLE                            120385
AXA Financial, Inc             COM              002451102     5617   165220 SH       SOLE                            165220
Abbott Laboratories            COM              002824100      824    18498 SH       SOLE                             18498
Acme Metals Inc                COM              004724100        2    10000 SH       SOLE                             10000
Advanced Micro Devices         COM              007903107     4726    61175 SH       SOLE                             61175
Alcoa Inc.                     COM              013817101     2945   101550 SH       SOLE                            101550
Amerada Hess Corp              COM              023551104     2603    42150 SH       SOLE                             42150
American International Group   COM              026874107     1672    14234 SH       SOLE                             14234
Amgen Inc                      COM              031162100     4218    60040 SH       SOLE                             60040
Analog Devices Inc             COM              032654105      243     3200 SH       SOLE                              3200
Apple Computer Inc             COM              037833100     7193   137330 SH       SOLE                            137330
Applied Materials Inc          COM              038222105     2590    28575 SH       SOLE                             28575
Avery-Dennison Corp            COM              053611109     6355    94675 SH       SOLE                             94675
BP Amoco PLC                   COM              055622104     1123    19850 SH       SOLE                             19850
Bankamerica Corp               COM              06605F102      750    17449 SH       SOLE                             17449
BellSouth Corp                 COM              079860102     8218   192800 SH       SOLE                            192800
Bristol Myers Squibb Co        COM              110122108     6309   108305 SH       SOLE                            108305
Chase Manhattan Corp           COM              16161A108     4363    94717 SH       SOLE                             94717
Chevron Corp                   COM              166751107     4343    51210 SH       SOLE                             51210
Cisco Systems Inc              COM              17275R102    11354   178627 SH       SOLE                            178627
Citigroup Inc                  COM              172967101     5395    89550 SH       SOLE                             89550
Citrix Systems, Inc            COM              177376100      218    11500 SH       SOLE                             11500
Coastal Corp                   COM              190441105     5188    85217 SH       SOLE                             85217
Coca Cola Co                   COM              191216100     1037    18060 SH       SOLE                             18060
Comdisco Inc                   COM              200336105      986    44200 SH       SOLE                             44200
Computer Associates Intl Inc   COM              204912109      960    18749 SH       SOLE                             18749
Comverse Technology Inc        COM              205862402     7811    83990 SH       SOLE                             83990
Costco Wholesale Corp          COM              22160K105     1022    30960 SH       SOLE                             30960
Credence Systems Corp.         COM              225302108     2792    50600 SH       SOLE                             50600
DQE Inc                        COM              23329J104      201     5100 SH       SOLE                              5100
Dell Computer Corp             COM              247025109    13159   266840 SH       SOLE                            266840
Dow Chemical Co                COM              260543103      272     9000 SH       SOLE                              9000
Dycom Industries Inc           COM              267475101     4548    98862 SH       SOLE                             98862
EMC Corp - Mass                COM              268648102    15721   204330 SH       SOLE                            204330
El Paso Energy Corp Del        COM              283905107     5234   102760 SH       SOLE                            102760
Equifax Inc                    COM              294429105      614    23400 SH       SOLE                             23400
Exxon Mobil Corp               COM              30231G102      842    10726 SH       SOLE                             10726
Fannie Mae                     COM              313586109     5305   101648 SH       SOLE                            101648
First Union Corp               COM              337358105      510    20572 SH       SOLE                             20572
Ford Motor Co                  COM              345370100     4833   112400 SH       SOLE                            112400
Gap Inc Del                    COM              364760108      221     7078 SH       SOLE                              7078
General Electric Co            COM              369604103    11899   224516 SH       SOLE                            224516
Gillette Co                    COM              375766102      653    18700 SH       SOLE                             18700
Health Management Assoc Inc    COM              421933102      544    41642 SH       SOLE                             41642
Home Depot Inc                 COM              437076102     7790   155991 SH       SOLE                            155991
Illinois Tool Works Inc        COM              452308109      814    14275 SH       SOLE                             14275
Ingersoll Rand Co              COM              456866102      600    14900 SH       SOLE                             14900
Integrated Device Tech Inc     COM              458118106     5588    93325 SH       SOLE                             93325
Intel Corp                     COM              458140100      735     5500 SH       SOLE                              5500
International Business Machine COM              459200101     4991    45550 SH       SOLE                             45550
Ivax Corporation               COM              465823102     5829   140450 SH       SOLE                            140450
Johnson & Johnson              COM              478160104     2022    19850 SH       SOLE                             19850
Kimberly Clark Corp            COM              494368103     5692    99205 SH       SOLE                             99205
Lam Research Corp              COM              512807108     2717    72465 SH       SOLE                             72465
Lucent Technologies Inc        COM              549463107      810    13668 SH       SOLE                             13668
MBNA Corp                      COM              55262L100     1163    42865 SH       SOLE                             42865
McDonalds Corp                 COM              580135101      338    10270 SH       SOLE                             10270
Medtronic Inc                  COM              585055106     1360    27300 SH       SOLE                             27300
Mellon Financial Corp          COM              58551A108      521    14305 SH       SOLE                             14305
Merck & Co Inc                 COM              589331107     6588    85975 SH       SOLE                             85975
Microsoft Corp                 COM              594918104     8832   110395 SH       SOLE                            110395
Morgan J P & Co Inc            COM              616880100      220     2000 SH       SOLE                              2000
Morgan Stanley Dean Witter & C COM              617446448     9664   116090 SH       SOLE                            116090
Northern Trust Corp.           COM              665859104     8014   123175 SH       SOLE                            123175
Omnicom Group                  COM              681919106     4561    51215 SH       SOLE                             51215
Pfizer Inc                     COM              717081103     9333   194444 SH       SOLE                            194444
Procter & Gamble Co            COM              742718109      596    10405 SH       SOLE                             10405
RSI Systems Inc                COM              749927109       38    76025 SH       SOLE                             76025
SBC Communications Inc         COM              78387G103     1707    39476 SH       SOLE                             39476
Safeway Inc                    COM              786514208      570    12675 SH       SOLE                             12675
Schering Plough Corp           COM              806605101    10782   213505 SH       SOLE                            213505
Schwab (Charles) Corp          COM              808513105     4259   126650 SH       SOLE                            126650
Shaw Industries Inc            COM              820286102    10260   820804 SH       SOLE                            820804
Smith International Inc        COM              832110100      255     3500 SH       SOLE                              3500
Southern Co                    COM              842587107      248    10638 SH       SOLE                             10638
Sun Microsystems Inc           COM              866810104     5672    62375 SH       SOLE                             62375
SunTrust Banks Inc             COM              867914103      509    11148 SH       SOLE                             11148
Target Corp                    COM              87612E106     3545    61125 SH       SOLE                             61125
Tellabs Inc                    COM              879664100     2190    32000 SH       SOLE                             32000
Tyco International LTD         COM              902124106     5916   124875 SH       SOLE                            124875
United Technologies Corp       COM              913017109     6109   103760 SH       SOLE                            103760
Verizon Communications         COM              92343v104     5158   101503 SH       SOLE                            101503
Vishay Intertechnology Inc.    COM              928298108     3293    86812 SH       SOLE                             86812
Visteon Corp                   COM              92839U107      178    14717 SH       SOLE                             14717
Wachovia Corp                  COM              929771103      380     7000 SH       SOLE                              7000
Wal-Mart Stores Inc            COM              931142103     7527   130625 SH       SOLE                            130625
Walgreen Co                    COM              931422109      863    26800 SH       SOLE                             26800
Wells Fargo Company            COM              949746101      488    12600 SH       SOLE                             12600
Mercury US Large Cap Fund-C                     589358787      150 12904.77600SH     SOLE                        12904.77600
S&P Industrial 00B Roll                         29471Q283       17 16307.00000SH     SOLE                        16307.00000
S&P Industrial 00J DAF                          29471Q168       37 38174.07380SH     SOLE                        38174.07380
Select Ten 001 Roll Def Asset                   29471Q242       17 16616.00000SH     SOLE                        16616.00000
Select Ten 00A Roll Def Asset                   29471Q309       76 77077.00000SH     SOLE                        77077.00000
Select Ten 99B Roll Def Asset                   294711452       59 79947.11950SH     SOLE                        79947.11950
Teleglobal Turst Sr.5 Def Asse                  294710413       23 21242.19180SH     SOLE                        21242.19180